LEASES - Weighted Average Remaining Lease Term and Weighted Average Discount Rate for Leases (Details)	Dec. 31, 2021	Dec. 31, 2020
LEASES
Weighted average remaining lease term:- Finance leases	12 years	13 years 8 months 12 days
Weighted average remaining lease term:- Operating leases	13 years 8 months 12 days	15 years 7 months 6 days
Weighted average discount rate:- Finance leases	6.94%	7.00%
Weighted average discount rate:- Operating leases	5.87%	6.23%